ALLIANCE HIGH YIELD FUND

ANNUAL REPORT
AUGUST 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                 ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

October 3, 1997

Dear Shareholder:

We are pleased to provide the first report to shareholders for the Alliance High Yield Fund. Since the Fund's inception on April 22, 1997, performance has been excellent, returning just over 15% for the period from inception through August 31, 1997. The Fund's performance was more than double that of the unmanaged First Boston High Yield Index for the same period.


INVESTMENT RESULTS
For the period ended 8/31/97
                                            SINCE INCEPTION
                                                (4/22/97)
                                            ---------------
ALLIANCE HIGH YIELD FUND
  Class A                                         15.33%
  Class B                                         15.07
  Class C                                         15.07

FIRST BOSTON HIGH YIELD INDEX                      6.90


RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES.


MARKET REVIEW
High yield and emerging markets continue to outperform all other fixed income asset classes. Issuance of new high yield debt should easily exceed $100 billion by the end of this year. This compares to $78 billion for all of 1996. Mutual fund inflows should also set a new record with about $20 billion of fresh cash for 1997. Interest rate spreads continue to narrow, driven primarily by very strong demand for high yield bonds.

High yield assets have demonstrated surprising stability in the face of large daily swings in the equity market. We have also seen a general trend toward the globalization of capital markets and growing complexity and diversity of the high yield market. We believe our experience, size and substantial research capabilities provides us with an advantage in this kind of changing environment.

Overall, credit safety remains stable, with corporate profits generally improving. Moody's trailing twelve month default rate for high yield bonds is around 2%, well below the historical average of 3.5%. A healthy economy, relatively low interest rates, and a low default environment should help to maintain interest in high yield bonds.

INVESTMENT STRATEGY
The portfolio is currently well diversified, with about 15 industry sectors represented. Current holdings include an emphasis on communications, media and technology companies, which, in general, have experienced returns of 20 to 25% this year.


SECTOR DIVERSIFICATION
as of 8/31/97

BANKING/FINANCIAL 2.7%
CASH AND SHORT-TERM DEPOSITS 6.8%
BUILDING/REAL ESTATE 2.7%
CABLE 10.2%
TRANSPORTATION 6.6%
TECHNOLOGY 1.8%
RETAIL 5.4%
PAPER/PACKAGING 6.1%
MEDIA 3.2%
LEISURE/ENTERTAINMENT 3.0%
INDUSTRIAL 4.9%
COMMUNICATIONS 28.4%
FOOD/BEVERAGES 5.3%
CONGLOMERATES 1.8%
ENERGY/NATURAL RESOURCES 5.8%
MANUFACTURING 4.4%
CHEMICALS 0.9%


1



                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

We appreciate the trust you have placed in us, and look forward to reporting future investment results in the coming period.

Sincerely,


John D. Carifa
Chairman and President


Nelson Jantzen
Vice President


Wayne Tappe
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                      ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

Alliance High Yield Fund is a diversified, open-end fund which seeks high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield, below investment-grade fixed income securities involving greater volatility of price and risk of loss of principal and income than higher-quality fixed income securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*              15.33%         10.47%
SEC Yield**                    8.31%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*              15.07%         11.07%
SEC Yield**                    8.01%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*              15.07%         14.07%
SEC Yield**                    8.01%


Average annual total returns reflect reinvestment of dividends and/or capital gain distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*   Inception: 4/22/97.

** SEC Yields are based on SEC guidelines and are calculated on 30 days ended August 31, 1997.


3



                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

ALLIANCE HIGH YIELD FUND
GROWTH OF A $10,000 INVESTMENT
4/30/97* TO 8/31/97

$11,000
$10,500
$10,000
$9,500

HIGH YIELD FUND CLASS A:$11,022
FIRST BOSTON HIGH YIELD INDEX:$10,616

4/30/97     5/31/97     6/30/97     7/31/97     8/31/97


This chart illustrates the total value of an assumed $10,000 investment in Alliance High Yield Fund Class A shares (from 4/30/97 to 8/31/97) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The First Boston High Yield Index includes 26 industry sectors and represents the daily behavior of the high yield markets.

When comparing Alliance High Yield Fund to the index shown above, you should note that the Fund's performance reflects the maximum sales charge of 4.25% while no such charges are reflected in the performance of the index.


Alliance High Yield Fund
First Boston High Yield Index


*  Month-end nearest to Fund's inception date of 4/22/97.


4


PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997                                        ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                 AMOUNT
                                                  (000)     U.S. $ VALUE
-------------------------------------------------------------------------

CORPORATE DEBT OBLIGATIONS-88.0%
BANKING-0.9%
Bay View Capital Corp.
  9.125%, 8/15/07                                 $ 500     $    505,000

BUILDING / REAL ESTATE-2.7%
Falcon Building Products, Inc.
  9.50%, 6/15/07 (a)                                500          511,250
Reliant Building Products
  10.875%, 5/01/04 (a)                            1,000        1,027,500
                                                             ------------
                                                               1,538,750

CABLE-10.2%
Digital Television Services LLC
  12.50%, 8/01/07 (a)                             1,000        1,000,000
Echostar DBS Corp.
  12.50%, 7/01/02 (a)                               750          766,875
General Communications, Inc.
  9.75%, 8/01/07                                  1,000        1,030,000
Innova S de R.L.
  12.875%, 4/01/07 (a)                            1,000        1,057,500
James Cable Partners - LP
  10.75%, 8/15/04 (a)                             1,000        1,020,000
OpTel, Inc., Series B
  13.00%, 2/15/05 (b)                             1,000          970,000
                                                             ------------
                                                               5,844,375

CHEMICALS-0.9%
Harris Chemical North America, Inc.
  10.75%, 10/15/03                                  500          516,250

COMMUNICATIONS-23.2%
American Communications Services, Inc.
  13.75%, 7/15/07 (a)                             1,500        1,593,750
Econophone, Inc.
  13.50%, 7/15/07 (a)(c)                            750          783,750
GST Equipment Funding
  13.25%, 5/01/07 (a)                               750          825,000
Globalstar LP/Globalstar Capital
  11.25%, 6/15/04                                   750          748,125
Hyperion Telecommunications
  12.25%, 9/01/04 (a)                             1,000        1,030,000
Iridium LLC/Capital Corp.
  14.00%, 7/15/05 (a)                             1,500        1,590,000
ITC Deltacom, Inc.
  11.00%, 6/01/07 (a)                               500          531,250
Metronet Communications
  12.00%, 8/15/07 (a)(d)                          1,500        1,612,500
Microcell Telecommunications
  14.00%, 6/01/06 (e)                             1,000          640,000
Price Communications Wireless, Inc.
  11.75%, 7/15/07 (a)                             1,250        1,309,375
Primus Telecommunications Group, Inc.
  11.75%, 8/01/04 (f)                             1,000        1,037,500
Talton Holdings, Inc.
  11.00%, 6/30/07 (a)                               500          525,000
WinStar Equipment
  12.50%, 3/15/04 (a)                             1,000        1,015,000
                                                             ------------
                                                              13,241,250

CONGLOMERATES-1.8%
Insilco Corp.
  10.25%, 8/15/07 (a)                             1,000        1,016,250

CONSUMER MANUFACTURING-4.4%
Drypers Corp.
  10.25%, 6/15/07 (a)                               500          501,250
Hedstrom Corp.
  10.00%, 6/01/07 (a)                             1,000        1,017,500
Sweetheart Cup
  9.625%, 9/01/00                                 1,000        1,005,000
                                                             ------------
                                                               2,523,750

ENERGY-4.0%
ICO, Inc.
  10.375%, 6/01/07 (a)                              600          625,500


5



PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------
Transamerican Energy
  11.50%, 6/15/02 (a)                             $ 500     $    488,750
  13.00%, 6/15/02 (a)(e)                          1,500        1,151,250
                                                             ------------
                                                               2,265,500

FINANCIAL-1.8%
Wilshire Financial Services Group, Inc.
  13.00%, 8/15/04 (a)                             1,000        1,006,250

FOOD / BEVERAGES / TOBACCO-5.3%
Colorado Prime Corp.
  12.50%, 5/01/04 (a)(g)                            500          502,500
North Atlantic Trading Co.
  11.00%, 6/15/04 (a)                               500          517,500
SC International Services, Inc.
  9.25%, 9/01/07 (a)                                500          503,125
Southern Foods Group
  9.875%, 9/01/07 (a)                             1,000        1,006,250
Specialty Foods Corp.
  Series B 11.125%, 10/01/02                        500          502,500
                                                             ------------
                                                               3,031,875

INDUSTRIAL-4.9%
Glasstech, Inc.
  12.75%, 7/01/04 (a)                               750          795,000
High Voltage Engineering Corp.
  10.50%, 8/15/04 (a)                               500          506,250
Nortek, Inc.
  9.125%, 9/01/07 (a)                               500          499,375
Safety Components International, Inc.
  10.125%, 7/15/07 (a)                            1,000        1,015,000
                                                             ------------
                                                               2,815,625

LEISURE / ENTERTAINMENT-3.0%
Coleman Escrow Corp.
  11.94%, 5/15/01 (a)                             1,000          660,000
Hollywood Theaters, Inc.
  10.625%, 8/01/07 (a)                            $ 500         $518,750
Riddell Sports, Inc.
  10.50%, 7/15/07 (a)                               500          522,500
                                                             ------------
                                                               1,701,250

MEDIA-3.2%
Azteca Holdings SA
  11.00%, 6/15/02 (a)                               500          525,000
Central European Media Enterprises, Ltd.
  9.375%, 8/15/04                                   500          500,000
Citadel Broadcasting Co.
  10.25%, 7/01/07 (a)                               750          791,250
                                                             ------------
                                                               1,816,250

METALS / MINERALS-1.8%
Murrin Murrin Holdings Property
  9.375%, 8/31/07 (a)                             1,000        1,010,000

PAPER / PACKAGING-6.1%
Burke Industries, Inc.
  10.00%, 8/15/07 (a)                               500          507,500
Gaylord Container Corp.
  9.75%, 6/15/07 (a)                                500          510,000
Precise Technology, Inc.
  11.125%, 6/15/07 (a)                              750          735,000
Riverwood International Corp.
  10.625%, 8/01/07 (a)                            1,000        1,017,500
  10.875%, 4/01/08                                  750          720,000
                                                             ------------
                                                               3,490,000

RETAIL-3.6%
Discovery Zone, Inc.
  13.50%, 8/01/02 (a)                               500          517,500
Leslie's Poolmart
  10.375%, 7/15/04 (a)                              500          518,750
United Auto Group, Inc.
  11.00%, 7/15/07 (a)                             1,000        1,015,000
                                                             ------------
                                                               2,051,250


6



                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------

SUPERMARKETS-1.8%
Fleming Companies, Inc.
  10.50%, 12/01/04 (a)                            $ 500     $    507,500
Shoppers Food Warehouse Corp.
  9.75%, 6/15/04 (a)                                500          515,000
                                                             ------------
                                                               1,022,500

TECHNOLOGY-1.8%
Federal Data Corp.
  10.125%, 8/01/05 (a)                              500          512,500
Viasystems, Inc.
  9.75%, 6/01/07 (a)                                500          512,500
                                                             ------------
                                                               1,025,000

TRANSPORTATION-6.6%
Atlas Air, Inc.
  10.75%, 8/01/05 (a)                             1,000        1,025,000
Chemical Leaman Corp.
  10.375%, 6/15/05 (a)                              750          775,313
GS Superhighway Holdings
  10.25%, 8/15/07 (a)                             1,000          980,000
Navigator Gas Transport PLC
  10.50%, 6/30/07 (a)                               500          512,500
  12.00%, 6/30/07 (a)                               500          513,750
                                                             ------------
                                                               3,806,563

Total Corporate Debt Obligations
  (cost $48,870,151)                                          50,227,688



                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------

PREFERRED STOCK-5.2%
Adelphia Communications Corp.
  13.00% (a)                                      7,500      $   808,125
IXC Communications, Inc.
  12.50% (a)(h)                                   1,000        1,056,250
Nextel Communications, Inc.
  13.00% (a)(h)                                   1,000        1,082,500
Total Preferred Stock
  (cost $2,781,250)                                            2,946,875

TIME DEPOSIT-6.2%
Bank of New York
  5.25%, 9/02/97 (cost $3,553,216)              $ 3,553        3,553,216

TOTAL INVESTMENTS-99.4%
  (cost $55,204,617)                                          56,727,779
Other assets less liabilities-0.6%                               354,254

NET ASSETS-100%                                             $ 57,082,033


(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1997, these securities amounted to $45,000,188 or 78.8% of net assets.

(b)  Consists of $1,000,000 senior notes and 1,000 shares of common stock.

(c)  Security trades with warrants expiring July 1, 2007.

(d)  Security trades with warrants expiring August 15, 2007.

(e) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f)  Security trades with warrants expiring August 1, 2004.

(g)  Security trades with warrants expiring May 1, 2004.

(h)  PIK preferred, quarterly stock payments.

     See notes to financial statements.


7



STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997                                        ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $55,204,617)          $ 56,727,779
  Receivable for capital stock sold                                  1,858,852
  Interest receivable                                                  728,881
  Deferred organization expenses                                       264,942
  Total assets                                                      59,580,454

LIABILITIES
  Payable for investment securities purchased                        2,005,000
  Dividends payable                                                    130,366
  Payable for capital stock redeemed                                    52,069
  Distribution fee payable                                              39,477
  Advisory fee payable                                                  16,850
  Accrued expenses                                                     254,659
  Total liabilities                                                  2,498,421

NET ASSETS                                                        $ 57,082,033

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      5,112
  Additional paid-in capital                                        55,325,341
  Distributions in excess of net investment income                     (79,329)
  Accumulated net realized gain on investment transactions             307,747
  Net unrealized appreciation of investments                         1,523,162
                                                                  $ 57,082,033

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($5,888,806/
    527,399 shares of capital stock issued and outstanding)             $11.17
  Sales charge--4.25% of public offering price                             .50
  Maximum offering price                                                $11.67

  CLASS B SHARES
  Net asset value and offering price per share ($43,297,235/
    3,877,745 shares of  capital stock issued and outstanding)          $11.17

  CLASS C SHARES
  Net asset value and offering price per share ($7,575,413/
    678,454 shares of capital stock issued and outstanding)             $11.17

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($320,579 / 28,711 shares of capital stock issued and
    outstanding                                                         $11.17

See notes to financial statements.


8



STATEMENT OF OPERATIONS
APRIL 22, 1997* TO AUGUST 31, 1997                     ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $   922,823

EXPENSES
  Advisory fee                                        $  72,014
  Distribution fee - Class A                              3,447
  Distribution fee - Class B                             71,444
  Distribution fee - Class C                             12,098
  Administrative                                         66,750
  Audit and legal                                        51,845
  Amortization of organization expenses                  20,658
  Directors' fees                                        18,565
  Custodian                                              17,799
  Registration                                           13,371
  Transfer agency                                        11,428
  Printing                                                3,005
  Miscellaneous                                           1,068
  Total expenses                                        363,492
  Less: expenses waived and reimbursed by the
    Adviser (see note B)                               (142,073)
  Net expenses                                                         221,419
  Net investment income                                                701,404

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                         307,747
  Net unrealized appreciation of investments                         1,523,162
  Net gain on investments                                            1,830,909

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 2,532,313


*    Commencement of operations.
     See notes to financial statements.


9



STATEMENT OF CHANGES IN NET ASSETS                     ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                                                APRIL 22, 1997*
                                                                      TO
                                                                AUGUST 31, 1997
                                                                ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                         $    701,404
  Net realized gain on investment transactions                       307,747
  Net unrealized appreciation of investments                       1,523,162
  Net increase in net assets from operations                       2,532,313

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                         (100,429)
    Class B                                                         (573,256)
    Class C                                                          (97,883)
    Advisor Class                                                     (9,165)

CAPITAL STOCK TRANSACTIONS
  Net increase                                                    55,230,153
  Total increase                                                  56,981,733

NET ASSETS
  Beginning of period                                                100,300
  End of period                                                 $ 57,082,033


*    Commencement of operations.
     See notes to financial statements.


10



NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997                                        ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance High Yield Fund, Inc. (the "Fund") was incorporated in the state of Maryland on December 19, 1996 as a diversified, open-end management investment company. Prior to commencement of operations on April 22, 1997, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on February 26, 1997. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last reported sales price on such exchange. Listed securities not traded and securities traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, are valued at the mean of the closing bid and asked price as obtained from a recognized pricing service and brokers. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value unless this method does not represent fair value. Securities for which market quotations are not readily available and restricted securities are valued in good faith at fair value using methods determined by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. ORGANIZATION EXPENSES
Organization costs of $285,600 have been deferred and are being amortized on a straight-line basis through April, 2002.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Dividend income is recorded on ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as adjustment to interest income.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees. Expenses of the Fund are charged to the Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)              ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

such reclassification. During the current fiscal year, permanent differences, primarily due to short-term capital gains, resulted in a net decrease in accumulated net realized gain on investment transactions and a corresponding increase in undistributed net investment income. This reclassification had no affect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Investment Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.70%, 2.40%, 2.40% and 1.40% of the daily average net assets for the Class A, Class B, Class C and Adviser Class shares, respectively. For the period ended August 31, 1997, such reimbursement amounted to $3,309. In addition, the Adviser has waived its fees in the amount of $72,014.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended August 31, 1997, the Adviser voluntarily agreed to waive its fees in the amount of $66,750 for such services.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,060 for the period ended August 31, 1997.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $7,095 from the sale of Class A shares, and $14,342 and $2,565 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the period ended August 31, 1997.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,679,237 and $79,092, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $67,120,953 and $15,818,608, respectively, for the period ended August 31, 1997. There were no purchases or sales of U.S. government or government agency obligations for the period ended August 31, 1997.

At August 31, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $1,606,831 and gross unrealized depreciation of investments was $83,669, resulting in net unrealized appreciation of $1,523,162.


12



                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                   SHARES          AMOUNT
                                              ---------------   ---------------
                                              APRIL 22, 1997*   APRIL 22, 1997*
                                                     TO               TO
                                               AUG. 31, 1997     AUG. 31, 1997
                                              ---------------   ---------------
CLASS A
Shares sold                                        662,265       $  7,166,202
Shares issued in reinvestment of dividends           5,192             57,153
Shares converted from Class B                          800              8,899
Shares redeemed                                   (140,868)        (1,561,101)
Net increase                                       527,389       $  5,671,153

CLASS B
Shares sold                                      3,983,130       $ 43,164,351
Shares issued in reinvestment of dividends          13,930            153,591
Shares converted to Class A                           (800)            (8,899)
Shares redeemed                                   (118,525)        (1,302,901)
Net increase                                     3,877,735       $ 42,006,142

CLASS C
Shares sold                                        708,988       $  7,691,629
Shares issued in reinvestment of dividends           3,959             43,572
Shares redeemed                                    (34,503)          (378,081)
Net increase                                       678,444       $  7,357,120

ADVISOR CLASS
Shares sold                                         18,485       $    193,285
Shares issued in reinvestment of dividends             380              4,153
Shares redeemed                                       (154)            (1,700)
Net increase                                        18,711       $    195,738


*    Commencement of operations.


13



FINANCIAL HIGHLIGHTS                                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                           CLASS A              CLASSB             CLASS C         ADVISOR CLASS
                                       -----------------   -----------------   ----------------   -----------------
                                       APRIL 22, 1997(A)   APRIL 22, 1997(A)  APRIL 22, 1997(A)   APRIL 22, 1997(A)
                                             TO                  TO                  TO                  TO
                                       AUGUST 31, 1997     AUGUST 31, 1997    AUGUST 31, 1997     AUGUST 31, 1997
                                       -----------------   -----------------  -----------------   -----------------
Net asset value, beginning
  of period                                 $10.00              $10.00             $10.00              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                      .37                 .31                .32                 .40
Net realized and unrealized
  gain on investments                         1.15                1.19               1.18                1.13
Net increase in net asset
  value from operations                       1.52                1.50               1.50                1.53

LESS: DIVIDENDS
Dividends from net investment income          (.35)               (.33)              (.33)               (.36)
Net asset value, end of period              $11.17              $11.17             $11.17              $11.17

TOTAL RETURN
Total investment return based
  on net asset value (c)                     15.33%              15.07%             15.07%              15.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $5,889             $43,297             $7,575                $321
Ratio to average net assets:
  Expenses, net of waivers/
    reimbursements (d)                        1.70%               2.40%              2.40%               1.40%
  Expenses, before waivers/
    reimbursements (d)                        3.11%               3.85%              3.84%               2.82%
  Net investment income, net
    of waivers/reimbursements (d)             8.04%               7.19%              7.24%               8.20%
Portfolio turnover rate                         73%                 73%                73%                 73%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


14



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
ALLIANCE HIGH YIELD FUND, INC.

We have audited the accompanying statement of assets and liabilities of Alliance High Yield Fund, Inc. (the "Fund"), including the portfolio of investments, as of August 31, 1997, and the related statements of operations and changes in net assets and financial highlights for the period from April 22, 1997 (commencement of operations) to August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance High Yield Fund, Inc. at August 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period from April 22, 1997 to August 31, 1997, in conformity with generally accepted accounting principles.


New York, New York
October 7, 1997


15



                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
NELSON JANTZEN, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
WAYNE C. TAPPE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 SEVENTH AVENUE
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


(1)  Member of the Audit Committee.


16



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


17



ALLIANCE HIGH YIELD FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

HYFAR